Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$185,825,285.44	0.6882418	$166,464,508.39	0.6165352	$19,360,777.05
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$375,085,285.44	0.3734942	$355,724,508.39	0.3542156	$19,360,777.05

Weighted Avg. Coupon (WAC)	4.43%		4.45%
Weighted Avg. Remaining Maturity (WARM)	35.01		34.23
Pool Receivables Balance	$424,540,216.78		$402,201,571.30
Remaining Number of Receivables	41,531		40,551

Adjusted Pool Balance	$417,691,307.91		$395,814,723.67

III. COLLECTIONS

Principal:
Principal Collections	$21,557,503.15
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$385,089.46
Total Principal Collections	$21,942,592.61

Interest:
Interest Collections	$1,555,864.44
Late Fees & Other Charges	$41,644.90
Interest on Repurchase Principal	$-
Total Interest Collections	$1,597,509.34

Collection Account Interest	$947.72
Reserve Account Interest	$254.54
Servicer Advances	$-

Total Collections	$23,541,304.21

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$23,541,304.21
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$23,541,304.21
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$353,783.51		$353,783.51	$353,783.51
Collection Account Interest					$947.72
Late Fees & Other Charges					$41,644.90
Total due to Servicer					$396,376.13

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$128,529.16		$128,529.16
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$333,560.83		$333,560.83	$333,560.83

Available Funds Remaining:					$22,811,367.25

3. Principal Distribution Amount:					$19,360,777.05

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,360,777.05
Class A-4 Notes				$-
Class A Notes Total:		19,360,777.05		$19,360,777.05
Total Noteholders Principal				$19,360,777.05

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,450,590.20

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,848,908.87
Beginning Period Amount	$6,848,908.87
Current Period Amortization	$462,061.24
Ending Period Required Amount	$6,386,847.63
Ending Period Amount	$6,386,847.63
Next Distribution Date Required Amount	$5,946,467.84

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$42,606,022.47	$40,090,215.28	$40,090,215.28
Overcollateralization as a % of Adjusted Pool		10.20%	10.13%	10.13%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.48%	39,933	97.86%	$393,614,424.22
30 - 60 Days	1.23%	499	1.72%	$6,935,697.73
61 - 90 Days	0.22%	91	0.30%	$1,205,220.66
91 + Days	0.07%	28	0.11%	$446,228.69
		40,551		$402,201,571.30
Total
Delinquent Receivables 61 + days past due	0.29%	119	0.41%	$1,651,449.35
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	121	0.40%	$1,680,737.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	135	0.42%	$1,882,729.06
Three-Month Average Delinquency Ratio	0.30%		0.41%

Repossession in Current Period		35		$550,416.09
Repossession Inventory		53		$348,871.49

Charge-Offs
Gross Principal of Charge-Off for Current Period				$781,142.33
Recoveries				$(385,089.46)
Net Charge-offs for Current Period				$396,052.87

Beginning Pool Balance for Current Period				$424,540,216.78

Net Loss Ratio				1.12%
Net Loss Ratio for 1st Preceding Collection Period				0.26%
Net Loss Ratio for 2nd Preceding Collection Period				0.41%
Three-Month Average Net Loss Ratio for Current Period				0.60%

Cumulative Net Losses for All Periods				$5,972,486.97
Cumulative Net Losses as a % of Initial Pool Balance				0.54%

Principal Balance of Extensions				$1,644,884.89
Number of Extensions				111

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